SHORT-TERM BANK BORROWINGS	12 Months Ended
Dec. 31, 2021
SHORT-TERM BANK BORROWINGS
SHORT-TERM BANK BORROWINGS

11. SHORT-TERM BANK BORROWINGS

	As of December 31,
	2020	2021
	RMB	RMB
China Merchants Bank loan	—	20,000,000
Bank of China loan	20,000,000	—
SPD Silicon Valley Bank loan	160,000,000	160,000,000

Short-term bank borrowings	180,000,000	180,000,000

On July 23, 2021, China Merchants Bank provided Jiangsu Xiaoniu with a 10-month short-term credit bank borrowing of RMB20,000,000 bearing interest of 3.5% per annum. As of December 31, 2021, outstanding balance of the borrowing was RMB20,000,000.

On December 12, 2019, Jiangsu Xiaoniu obtained a one-year short-term bank borrowing of RMB20,000,000, which bears interest at a rate of 4.5675% per annum, from Bank of China. Beijing Niudian and Changzhou Niudian provided joint liability guaranties for the loan. On July 20, 2020, the loan was fully repaid and Jiangsu Xiaoniu obtained a new one-year short-term bank borrowing of RMB20,000,000, which bears interest at a rate of 3.85% per annum, from Bank of China. On July 19, 2021, Jiangsu Xiaoniu repaid the borrowing. As of December 31, 2021, the outstanding balance of the loan was nil.

On June 12, 2019, Jiangsu Xiaoniu, Beijing Niudian and Changzhou Niudian jointly entered into a facility agreement with SPD Silicon Valley Bank that provided a credit facility of up to RMB120,000,000 with tenor period of twelve months. The interest rate for each drawdown was at base interest rate of People’s Bank of China. On June 12, 2019, Jiangsu Xiaoniu and Changzhou Niudian obtained loans from SPD Silicon Valley Bank in amounts of RMB60,000,000 and RMB60,000,000, respectively. The Company provided cash security with US dollar deposit equivalent to RMB132,000,000 at the bank. In June 2020, Jiangsu Xiaoniu entered into an amendment agreement to (i) extend the maturity date to June 11, 2021, (ii) change the facility amount up to RMB160,000,000 and (iii) change the cash security to equivalent amount of RMB176,000,000 at the time of drawdown. In June 2020, Jiangsu Xiaoniu and Changzhou Niudian fully repaid the loans and the restricted cash was released. Meanwhile Jiangsu Xiaoniu and Changzhou Niudian obtained new loans from SPD Silicon Valley Bank under the amendment agreement in amounts of RMB80,000,000 and RMB80,000,000, respectively. The Company provided cash security with US dollar deposit equivalent to RMB176,000,000 at the bank. In June 2021, Jiangsu Xiaoniu and Changzhou Niudain fully repaid the loans and the restricted cash was released. Also in June

2021, Jiangsu Xiaoniu entered into an amended facility agreement to (i) extend the facility maturity date to June 12, 2023, and (ii) change the interest rate to a fixed rate of 3.5% per annum, which was further changed to 3.2% per annum in December 2021. Meantime, Jiangsu Xiaoniu and Changzhou Niudian obtained new loans from SPD Silicon Valley Bank under the new amended facility agreement in amounts of RMB120,000,000 and RMB40,000,000, respectively. The Company provided cash security with US dollar deposit equivalent to RMB176,000,000 at the bank. In September and December 2021, Changzhou Niudian and Jiangsu Xiaoniu repaid loans of RMB40,000,000 and RMB120,000,000, respectively, and the restricted cash was released. Jiangsu Xiaoniu obtained new loans of RMB160,000,000 from SPD Silicon Valley Bank, with the maturity date in June 2022. As of December 31, 2020 and 2021, total outstanding balance of these loans were RMB160,000,000 and RMB160,000,000, respectively, and total outstanding balance of restricted cash were equivalent to RMB168,469,077 and RMB176,141,464, respectively.